MARKETABLE SECURITIES:	12 Months Ended
Dec. 31, 2014
MARKETABLE SECURITIES: [Abstract]
MARKETABLE SECURITIES:

NOTE 4 - MARKETABLE SECURITIES:

Marketable securities as of December 31, 2014 consist of Israeli mutual funds invested in monetary assets. These securities are classified as available-for-sale and are recorded at fair value. The fair value of quoted securities is based on current market value.

At December 31, 2014 the fair value, cost and gross unrealized holding gains of the securities owned by the Company were as follows:

Fair Value	Amortized cost	Gross unrealized loss	Gross unrealized gains
7,062	$7,141	$83	$4	$

The Company had not identified securities for which it did not expect to receive future cash flows sufficient to recover the entire amortized cost basis of the security.

During 2014, the Company received proceeds of $561 from the sale of trading securities. Upon the sale of marketable securities, the Company received proceeds of $3,977, and recorded net finance income of $11.

Refer to note 7 regarding the lien on the company's marketable securities.